December 28, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:     AXP Partners International Series, Inc.
           AXP Partners International Aggressive Growth Fund
           AXP Partners International Select Value Fund
        File No. 333-64010/811-10427

Dear Ms. Mengiste:

Registrant certifies that the form of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP PARTNERS INTERNATIONAL SERIES, INC.




/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary

LLO/KW/MLL